Fair Value (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value
Interest rate threshold used in determination of accounting for loans underlying mortgage servicing rights (as a percent)	4.50%	4.50%
Assets:
Short-term investment	$ 156,148	$ 53,164	$ 16,041
Mortgage loans held for sale at fair value	656,341	448,384	89,857
Mortgage servicing rights at fair value	23,070	19,798	25,698
Derivative assets:
Cash collateral		(383)
Total derivative assets	37,177	27,290	5,460
Derivative liabilities:
Cash collateral		(312)
Total derivative liabilities	27,445	509
PMT
Assets:
Investment in PMT	1,579	1,897	1,247
Recurring basis | Total
Assets:
Short-term investment	156,148	53,164	16,041
Mortgage loans held for sale at fair value	656,341	448,384	89,857
Mortgage servicing rights at fair value	23,070	19,798	25,698
Derivative assets:
Total derivatives before cash collateral netting		26,908
Cash collateral		(382)
Total derivative assets	37,177	27,290	5,460
Total assets	874,315	550,533	138,303
Derivative liabilities:
Total derivative liabilities before netting		821
Cash collateral		(312)
Total derivative liabilities	27,445	509
Recurring basis | Total | PMT
Assets:
Investment in PMT	1,579	1,897	1,247
Recurring basis | Total | Interest rate lock commitments
Derivative assets:
Total derivatives before cash collateral netting		23,951
Derivative liabilities:
Total derivative liabilities before netting		11
Recurring basis | Total | Forward contracts | Purchases
Derivative assets:
Total derivatives before cash collateral netting		1,487
Derivative liabilities:
Total derivative liabilities before netting		231
Recurring basis | Total | Forward contracts | Sales
Derivative assets:
Total derivatives before cash collateral netting		503
Derivative liabilities:
Total derivative liabilities before netting		579
Recurring basis | Total | MBS call options
Derivative assets:
Total derivatives before cash collateral netting		967
Recurring basis | Netting
Derivative assets:
Total derivatives before cash collateral netting		(1,473)
Cash collateral		382
Total derivative assets		(1,091)
Total assets		(1,091)
Derivative liabilities:
Total derivative liabilities before netting		(1,473)
Cash collateral		(312)
Total derivative liabilities		(1,785)
Recurring basis | Netting | Forward contracts | Purchases
Derivative assets:
Total derivatives before cash collateral netting		(158)
Derivative liabilities:
Total derivative liabilities before netting		(158)
Recurring basis | Netting | Forward contracts | Sales
Derivative assets:
Total derivatives before cash collateral netting		(1,315)
Derivative liabilities:
Total derivative liabilities before netting		(1,315)
Recurring basis | Level 1
Assets:
Short-term investment	156,148	53,164	16,041
Derivative assets:
Total assets	157,727	55,061	17,288
Recurring basis | Level 1 | PMT
Assets:
Investment in PMT	1,579	1,897	1,247
Recurring basis | Level 2
Assets:
Mortgage loans held for sale at fair value	651,816	448,384	89,857
Derivative assets:
Total derivatives before cash collateral netting		4,430
Total derivative assets	105,258	4,430	(2,445)
Total assets	757,074	452,814	87,412
Derivative liabilities:
Total derivative liabilities before netting		2,283
Total derivative liabilities	32,533	2,283
Recurring basis | Level 2 | Forward contracts | Purchases
Derivative assets:
Total derivatives before cash collateral netting		1,645
Derivative liabilities:
Total derivative liabilities before netting		389
Recurring basis | Level 2 | Forward contracts | Sales
Derivative assets:
Total derivatives before cash collateral netting		1,818
Derivative liabilities:
Total derivative liabilities before netting		1,894
Recurring basis | Level 2 | MBS call options
Derivative assets:
Total derivatives before cash collateral netting		967
Recurring basis | Level 3
Assets:
Mortgage loans held for sale at fair value	4,525
Mortgage servicing rights at fair value	23,070	19,798	25,698
Derivative assets:
Total derivatives before cash collateral netting		23,951
Total derivative assets	9,155	23,951	7,905
Total assets	36,750	43,749	33,603
Derivative liabilities:
Total derivative liabilities before netting		11
Total derivative liabilities	25,365	11
Recurring basis | Level 3 | Interest rate lock commitments
Derivative assets:
Total derivatives before cash collateral netting		23,951
Derivative liabilities:
Total derivative liabilities before netting		$ 11